PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 30,234	$ 25,469
Less: accumulated depreciation and amortization	(21,360)	(16,313)
Total property and equipment, net	8,874	9,156	$ 10,029
Depreciation and amortization expense	4,979	3,513
Capitalized software development costs	4,600	4,898
Capitalized software
Property, Plant and Equipment [Line Items]
Total property and equipment	27,606	19,326
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	749	655
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	428	357
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	233	233
Capitalized software development in process
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,218	$ 4,898